Investment in Associate - Schedule of Investment in Neuronomics as an Associate (Details) - Neuronomics [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Investment in Neuronomics as an Associate [Line Items]
Beginning balance
Investment in associate	2,499,440
Share of loss for the year	(75,506)
Ending balance	$ 2,423,934